Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Contingencies And Commitments [Abstract]
Summary of Ongoing Litigations Related With Contingent Liabilities And Contingent Assets
(1)	Ongoing litigations and claims related with contingent liabilities and contingent assets as of December 31, 2024 and 2025 are as follows:

	2024			2025
	Number of cases	Claim amount		Number of cases	Claim amount
	In millions of won
As the defendant	722	￦	884,402	706	￦	799,646
As the plaintiff	264		769,772	244		531,459

Summary of Credit Lines Provided By Financial Institutions
(3)	Credit lines provided by financial institutions and others as of December 31, 2025 are as follows:

Commitments	Financial institutions	Currency	Credit limit	Used amount

	In millions of won and thousands of foreign currencies
Commitments on Bank-overdraft	Nonghyup Bank and others	KRW	1,780,500	388,873
Limit amount available for CP	Hana Bank and others	KRW	8,380,000	8,380,000
General Loan, etc.	Nonghyup Bank and others	KRW	2,600,000	2,600,000
Limit amount available for card	Nonghyup Card and others	KRW	48,458	4,351
Loan limit	Korea Development Bank and others	KRW	3,067,095	1,845,751
	DBS Bank and others	USD	1,760,000	—
Certification of payment on payables from foreign country	Nonghyup Bank	USD	8,700	4,020
Certification of payment on L/C	Shinhan Bank and others	USD	1,292,634	USD 323,645
				EUR 5,150
	Kookmin Bank and others	EUR	8,431	7,461
	Shinhan Bank	JPY	526,241	118,950
Certification of Performance guarantee on contract	Hana Bank and others	KRW	170,168	108,989
	First Abu Dhabi Bank and others	USD	1,874,849	388,118
	SMTB	JPY	6,500,000	440,000
	Hana Bank and others	EUR	377,623	6,342
	Hana Bank	INR	27,117	27,117
	Hana Bank	OMR	6,250	—
	First Abu Dhabi Bank	AED	52,500	52,500
	Saudi National Bank and others	SAR	124,151	123,657
Certification of bidding	Korea Software Financial Cooperative	KRW	43,806	—
	Hana Bank and others	USD	14,200	9,000
	Bank Muscat	OMR	3,750	3,750
Advance payment bond, Warranty bond, Retention bond and others	Seoul Guarantee Insurance	KRW	110,226	110,226
	Saudi National Bank and others	USD	705,517	667,341
	Saudi National Bank	SAR	42,505	42,505
	Shinhan Bank and others	MXN	21,290	21,290

Commitments	Financial institutions	Currency	Credit limit	Used amount

	In millions of won and thousands of foreign currencies
Others (*)	Nonghyup Bank and others	KRW	624,149	210,779
	Nonghyup Bank and others	USD	575,137	162,799
	Shinhan Bank	QAR	155,213	—
	Standard Chartered	AED	50	50
Secured loan of credit sales	Nonghyup Bank and others	KRW	284,500	—
Inclusive credit	Hana Bank and others	KRW	28,000	3,954
	Hana Bank and others	USD	35,000	USD 6,913
				INR 273,832
				AED 1,446
Equity Bridge Loan Guarantee	First Abu Dhabi Bank and others	USD	1,102,993	955,893
Trade finance	DBS Bank and others	USD	600,000	—

(*)
As of December 31, 2025, the Company has entered into a credit extension agreement for derivatives transactions with Nonghyup Bank, Hana Bank, and Woori Bank as ancillary to currency swap transactions.

Summary of Blank Check And Assets Provided As Collaterals Or Pledges To Financial Institutions By The Company Explanatory
(4)	As of December 31, 2025, blank check and assets provided as collaterals or pledges to financial institutions by the Company are follows:

Obligor	Creditor	Assets provided as security(*2)	Currency	Amount	Description

	In millions of won and thousands of foreign currencies
Mira Power Limited	International Finance Corporation and others	Property, plant and Equipment and others	USD	264,800	Collateral for borrowings (*1)
Tamra Offshore Wind Power Co., Ltd.	Kyobo Life Insurance Co., Ltd. and others	Property, plant and equipment and others	KRW	132,000	Collateral for borrowings (*1)
Gyeonggi Green Energy Co., Ltd.	Korea Development Bank and others	Cash and cash equivalents and others	KRW	251,600	Collateral for borrowings (*1)
Jeongam Wind Power Co., Ltd.	KDB Capital Corporation and others	Cash and cash equivalents and others	KRW	230,716	Collateral for borrowings
Gyeongju Wind Power Co., Ltd.	Shinhan Bank and others	Property, plant and equipment and others	KRW	68,400	Collateral for borrowings (*1)
Korea Offshore Wind Power Co., Ltd.	Woori Bank and others	Property, plant and equipment and others	KRW	244,500	Collateral for borrowings (*1)
Qatrana Electric Power Company	The Islamic Development Bank and others	Finance lease receivable and property, plant and equipment and others	USD	32,667	Collateral for borrowings (*1)
KST Electric Power Company, S.A.P.I. de C.V.	Export–Import Bank of Korea and others	Finance lease receivable and property, plant and equipment and others	USD	310,682	Collateral for debt securities (*1)
Incheon Fuel Cell Co., Ltd.	Kookmin Bank and others	Cash and cash equivalents and others	KRW	230,800	Collateral for borrowings (*1)
K-SOLAR SHINAN Co., Ltd.	Kyobo Life Insurance Co., Ltd. and others	Property, plant and equipment and others	KRW	274,780	Collateral for borrowings (*1)

Obligor	Creditor	Assets provided as security(*2)	Currency	Amount	Description

	In millions of won and thousands of foreign currencies
KOSPO Youngnam Power Co., Ltd.	Shinhan Bank and others	Cash and cash equivalents and others	KRW	744,120	Collateral for borrowings
Jeju Hanlim Offshore Wind Co., Ltd.	Kookmin Bank and others	Property, plant and equipment and others	KRW	37,232	Collateral for borrowings
Western Power Changgi Solar Co., Ltd.	Samsung Life Insurance and others	Property, plant and equipment and others	KRW	45,000	Collateral for borrowings (*1)
Yeongdeok Sunrise Wind Power Co., Ltd.	Korea Development Bank and others	Property, plant and equipment and others	KRW	96,240	Collateral for borrowings (*1)
Chitose Solar Power Plant LLC	SMTB	Cash and cash equivalents and others	JPY	594,963	Collateral for borrowings
Mangilao Intermediate Holdings LLC	Mizuho Bank and others	Trade receivable and others	USD	83,147	Collateral for borrowings (*1)

(*1)	This is based on the amount of loan commitment limit.

(*2)
As of December 31, 2025, the Company has established guarantees for pledge for transfer of rights of long-term borrowings, pledge for insurance claims, factory foundation mortgages, deposit pledges, etc.